Catalyst Value Fund

Catalyst OPTI-flex® Fund

Catalyst High Income Fund

Catalyst Total Return Income Fund

Catalyst Rising Dividend Income Fund*

Listed Private Equity Plus Fund

PROSPECTUS

NOVEMBER 3, 2008

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090

1-866-447-4228

* The Catalyst Rising Dividend Income Fund is not currently available for purchase.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

CATALYST VALUE FUND

1

RISK/RETURN SUMMARY

1

PAST PERFORMANCE

2

FEES AND EXPENSES OF THE FUND

4

CATALYST OPTI-FLEX® FUND

6

RISK/RETURN SUMMARY

6

PAST PERFORMANCE

10

FEES AND EXPENSES OF THE FUND

11

CATALYST HIGH INCOME FUND

13

RISK/RETURN SUMMARY

13

PAST PERFORMANCE

16

FEES AND EXPENSES OF THE FUND

16

CATALYST TOTAL RETURN INCOME FUND

18

RISK/RETURN SUMMARY

18

PAST PERFORMANCE

18

FEES AND EXPENSES OF THE FUND

21

CATALYST RISING DIVIDEND INCOME FUND

23

RISK/RETURN SUMMARY

23

PAST PERFORMANCE

25

FEES AND EXPENSES OF THE FUND

25

LISTED PRIVATE EQUITY PLUS FUND

27

RISK/RETURN SUMMARY

27

PAST PERFORMANCE

30

FEES AND EXPENSES OF THE FUND

30

ADDITIONAL INFORMATION ABOUT THE FUNDS' STRATEGIES AND RISKS

32

MORE INFORMATION ABOUT THE CATALYST OPTI-FLEX® FUND

34

HOW TO BUY SHARES

37

HOW TO REDEEM SHARES

45

DISTRIBUTION PLANS

47

VALUING THE FUNDS' ASSETS

47

DIVIDENDS, DISTRIBUTIONS AND TAXES

48

MANAGEMENT OF THE FUNDS

49

FINANCIAL HIGHLIGHTS

54

PRIVACY POLICY

60

FOR MORE INFORMATION

61

CATALYST VALUE FUND

The Catalyst Value Fund (“Fund”) is a “non-diversified” series of the Catalyst Funds (“Trust”), an open-end management investment company, commonly known as a mutual fund. The Fund is classified as "non-diversified" for purposes of the Investment Company Act of 1940 (the "1940 Act"), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

RISK/RETURN SUMMARY

Investment Objective

The Fund's primary goal is to achieve long-term capital appreciation.

Principal Strategies

The portfolio manager invests the assets of the Fund using a quantitative methodology that ranks stocks based on the company's return on invested capital and earnings yield. Return on invested capital is the company's earnings as a percentage of the company's total assets.  Earnings yield is the company's earnings per share as a percentage of the stock price. This methodology generally results in a portfolio of profitable companies with relatively low P/E ratios.  The portfolio manager subsequently removes a stock from the portfolio when he believes it is unlikely that the stock can continue to generate a similar return on invested capital in the future.

The Fund seeks to invest in companies with the potential to earn high returns on invested capital while still generating a strong earnings yield.  The Fund will invest primarily in common stocks of domestic issuers. The Fund currently considers companies of any market capitalization but has a concentration in smaller capitalization stocks.

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective.  The Fund's returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.  Below are some specific risks of investing in the Fund.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than do larger companies.  The trading volume of securities of smaller-sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

Stock Market Value Risk.  Stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing only stocks of a particular market cap or industry).

Non-diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

The Fund is exposed to other risks as well. Please refer to the section below entitled “Additional Information About the Funds' Strategies and Risks” for more details regarding additional risk factors that you should consider before investing.

Is This Fund Right For You?

The Fund may be appropriate for you if you:

•

Seek a long-term investment goal;

•

Desire a portfolio of equity securities;

•

Seek a fund that takes an active value approach to investing;

•

Are willing to accept gains and losses caused by fluctuations in equity markets.

The Fund may not be appropriate for you if you seek:

•

A short-term investment goal;

•

Safety of principal; or

•

Regular income.

PAST PERFORMANCE

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Value Fund by showing the performance of its Class A shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Value Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Annual Total Returns1

1 Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 6.62% (quarter ended June 30, 2007), and the lowest return for a quarter was (10.29)% (quarter ended September 30, 2007). The Fund’s Class A year-to-date return for the period ended September 30, 2008 was (27.80%).

Average Annual Total Returns1

(for the periods ended

December 31, 2007)

Class A	1 Year	Since inception (7/31/2006)
Return Before Taxes	-10.43%	3.68%
Return After Taxes on Distributions[1]	-11.99%	2.40%
Return After Taxes on Distributions and Sale of Fund Shares	-6.78%	2.39%
S & P 500 Total Return Index[2]	5.49%	12.51%
Russell 2000 Total Return Value Index[3]	-9.78%	1.61%

Class C	1 Year	Since inception (7/31/2006)
Return Before Taxes	-11.13%	2.86%

1 After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

2 The S&P 500 Index measures the performance of the largest U.S. equity securities. The largest 500 capitalization weighted security returns are used to adjust this index.  The S&P 500 Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

3 The Russell 2000 Total Return Value Index measures the performance of smaller capitalization equities with lower price-to-book ratios and lower forecasted growth rates.  The Russell 2000 Total Return Value Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

FEES AND EXPENSES OF THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

      Value Fund

(fees paid directly from your investment)

             Class A         Class C

Maximum Sales Charge (Load) Imposed on Purchases

5.75%

NONE

Maximum Deferred Sales Charge (Load)1

1.00%

1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends

and Distributions

NONE

NONE

Redemption Fee2

NONE

NONE

Exchange Fee

NONE

NONE

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fee

1.25%

  1.25%

Distribution (12b-1) Fees

0.25%

  1.00%

Other Expenses

4.68%

  4.68%

Acquired (Underlying) Fund Fees and Expenses3

0.01%

  0.01%

Total Annual Fund Operating Expenses

   6.19%

  6.94%

Fee Waivers and Expense Reimbursement4

4.23%

  4.23%

Net Expenses (after expense reimbursement)4

1.96%

  2.71%

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed  less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 A $15 fee may be charged for redemptions made by wire.

3 The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Underlying Funds.

4 The advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.95% or below for Class A and 2.70% or below for Class C of its average daily net assets through June 30, 2010.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

Example of Hypothetical Fund Costs:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for the fee waivers reflected in years one through three of the example).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	VALUE FUND
	Class A	Class C
1	$763	$274
3	$1,572	$1,274
5	$2,781	$2,670
10	$5,681	$5,932

CATALYST OPTI-flex® FUND

The Catalyst OPTI-flex® Fund (“OPTI Fund”) is a “diversified” series of the Catalyst Funds (“Trust”), an open-end management investment company, commonly known as a mutual fund. The Fund is classified as "diversified" for purposes of the Investment Company Act of 1940 (the "1940 Act"), which means it may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company.  However, this does not prevent the OPTI Fund from investing more than 5% of its assets in one mutual fund or other investment company.

RISK/RETURN SUMMARY

Investment Objective

The Catalyst OPTI-flex® Fund seeks to provide a return above the S&P 500 Index average total return over the long term while exhibiting less investment risk than a portfolio consisting only of common stocks.

Principal Strategies

The OPTI Fund pursues its investment goal through asset allocation among four different markets and through the selection of specific investments within a given market. At least 65% of the OPTI Fund’s assets will be invested in open-end mutual funds.

The OPTI Fund allocates its assets primarily through mutual funds among the following four markets:

•

long and short equity positions in domestic and foreign stocks of any capitalization;

•

domestic and foreign bonds of any credit quality and duration (duration is the number of years required to receive the present value of future interest and principle payments on the bond);

•

money market instruments; and

•

gold and other precious metals and minerals.

The portfolio manager may vary the percentage of the OPTI Fund’s assets allocated to each of these markets based upon the mix of these markets that the portfolio manager believes will most likely achieve the OPTI Fund’s investment goal.  In addition, the portfolio manager may explore opportunities in various asset subclasses.  There are no limits on the amount of the OPTI Fund’s assets, if any, that may be invested in each of these markets, except the OPTI Fund will not invest 25% or more of its total assets in gold and other precious metals and minerals.

Normally, the OPTI Fund invests in the following types of funds: U.S. emerging growth, blue chip, small- capitalization stock funds and industry sector funds; international and global stock or bond funds, including funds that invest in emerging or developing countries; long/short funds; U.S. Government securities funds and high yield bond (or “junk” bond) funds; gold and precious metals funds and money market funds.

In an effort to benefit from opportunities in both bull and bear markets, the portfolio manager may supplement the OPTI Fund’s long mutual fund or equity positions by investing in mutual funds that have sold stocks short. The OPTI Fund itself may sell stocks short or it may assume short positions by investing in other mutual funds that are permitted to take such positions. The OPTI Fund will buy stocks “long,” or invest in mutual funds that buy stocks “long,” that the portfolio manager believes will perform better than their peers.  The OPTI Fund will sell stocks “short,” or invest in mutual funds that sell stocks “short,” that the portfolio manager believes will underperform their peers. A “long” position is when the OPTI Fund, or a mutual fund in which it invests, purchases a stock outright.  A “short” position is when the OPTI Fund, or a mutual fund in which it invests, sells a security that it has borrowed.  The OPTI Fund, or an underlying mutual fund in which it invests, will realize a profit or incur a loss from a short position depending on whether the value of the underlying stock decreases or increases between the time it is sold and when the OPTI Fund, or the underlying mutual fund in which it invests, replaces the borrowed security.

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective.  The OPTI Fund's returns will vary and you could lose money on your investment in the Fund.  An investment in the OPTI Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the OPTI Fund is not a complete investment program.  Below are some specific risks of investing in the OPTI Fund.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the OPTI Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Foreign Market Risk. Normally, the OPTI Fund is exposed to foreign markets through investments in one or more mutual funds owning foreign securities.  By investing in these mutual funds, the OPTI Fund carries additional risks such as regulatory, political and currency risk.  These risks are heightened for underlying mutual funds that invest in developing countries, which may lack the established legal, business and social frameworks necessary to support securities markets. In addition, international investment involves additional risks pertaining to currency fluctuations, different accounting standards and political instability.

Underlying Fund Risk. Because the OPTI Fund invests at least 65% of its assets in other mutual funds, the value of your investment will fluctuate in response to the performance of the underlying mutual funds. Investing through the OPTI Fund in an underlying portfolio of mutual funds involves certain additional expenses and certain tax results that would not arise if you invested directly in mutual funds that the OPTI Fund owns.  By investing indirectly in mutual funds through the OPTI Fund, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying mutual funds, including any contingent deferred sales charges and redemption charges.  Finally, you may incur increased tax liabilities by investing in the OPTI Fund rather than directly in the underlying funds.

Stock Market Risk. When the OPTI Fund invests in mutual funds that own stocks, the value of your investment in the Fund will fluctuate in response to the stock market movements of the stocks owned by the underlying mutual funds.

Emerging Market Risk. When the OPTI Fund invests in mutual funds that invest in emerging or developing countries, the value of your investment in the Fund may fluctuate as a result of numerous factors, including foreign regulations on the outflow of profits from companies in those emerging and developing countries to investors abroad. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging or developing countries are often considered speculative.

Fixed Income Securities Risk. When the OPTI Fund invests in mutual funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of bonds owned by the underlying mutual funds. When the OPTI Fund invests in mutual funds that own bonds, the value of your investment in the Fund will also fluctuate with the relative value of the bonds held by the underlying fund.  This relative value reflects the risks as to payment of principal of the bonds.  Certain bonds may be high-yield, high risk debt securities (“junk bonds”), which are subject to greater price volatility than other securities, tend to decline in price more steeply than other securities in periods of economic difficulty or accelerating interest rates, and are subject to greater risk of non-payment in adverse economic times.  There may also be a thin trading market for junk bonds, which may have an adverse impact on market price and the ability of the underlying fund to dispose of particular bonds and may cause the underlying fund, and therefore the value of your investment, to incur special liabilities and costs.

Precious Metals Risk. When the OPTI Fund invests in mutual funds that invest in gold and other precious metals and minerals, the value of these underlying mutual funds can go down because of unpredictable monetary policies and economic and political developments, such as currency devaluation or revaluations; increased environmental costs; concentration of the sources of the supply of gold and these other metals and minerals, and control over their sale; changes in U.S. or foreign tax, currency or mining laws; and trade restrictions between countries.

Industry Focus Risk. When the OPTI Fund invests in mutual funds that focus their investments in a particular industry, your investment in the Fund will fluctuate as a result of changes in the market prices, regulatory or technological changes, or changes in the economic conditions affecting companies in the particular industry in which the underlying funds focus.

Leverage and Hedging Risk. Occasionally the OPTI Fund may invest in mutual funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, in which event an investment in the Fund may be more volatile than investments in other mutual funds that don’t employ these techniques.  Short sales are speculative investments and will cause the OPTI Fund to lose money if the value of a security sold short by the Fund, or an underlying fund in which it invests, does not go down as the manager expects.

The OPTI Fund is exposed to other risks as well. Please refer to the section below entitled “Additional Information About the Funds' Strategies and Risks” for more details regarding additional risk factors that you should consider before investing.

Is This Fund Right For You?

The OPTI Fund may be appropriate for you if you:

•

Seek long-term growth potential but are concerned about moderating the risks associated with being invested in stocks at all times;

•

Seek to diversify your portfolio;

•

Invest with a long-term horizon;

•

Are willing to accept higher short-term risk;

•

Seek access to markets that may be less accessible to individual investors.

The OPTI Fund may not be appropriate for you if you:

•

Are investing to meet short-term financial goals;

•

Are seeking to maximize returns from an aggressive growth strategy that is invested in stocks at all times;

•

Are unwilling to accept an investment that may go down in value.

PAST PERFORMANCE*

The bar chart and accompanying table shown below provide an indication of the risks of investing in the OPTI Fund Class C shares by showing changes in its performance from year to year for the last 10 years, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  Class C performance is presented here because it has a longer history of returns than Class A. How the OPTI Fund Class C shares have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.

*The OPTI Fund acquired all of the assets and liabilities of the ThomasLloyd OPTI-flex® Fund, a series of the ThomasLloyd Funds, in a tax-free reorganization on September 28, 2007. In connection with this acquisition, Class A shares of the acquired fund were exchanged for Class A shares of the OPTI Fund and Class C shares of the acquired fund were exchanged for Class C shares of the OPTI Fund. The performance information set forth below reflects the historical performance of the predecessor ThomasLloyd OPTI-flex® Fund Class C shares.

Annual Total Returns1

1 Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 37.27% (quarter ended December 31, 1999), and the lowest return for a quarter was (20.54)% (quarter ended December 31, 2001). The Fund’s Class A year-to-date return for the period ended September 30, 2008 was (21.95%).

Average Annual Total Returns

(for the periods ended

December 31, 2007)

Class C	1 Year	3 Years	5 Years	10 Years
Return Before Taxes	9.61%	12.38%	16.35%	4.45%
Return After Taxes on Distributions[1]	8.89%	12.14%	16.20%	3.08%
Return After Taxes on Distributions and Sale of Fund Shares	6.25%	10.55%	14.33%	2.99%
S & P 500 Total Return Index[2]	5.49%	8.62%	12.82%	5.91%
Dow Jones Wilshire 5000 Composite Total Return Index[3]	5.61%	9.16%	14.00%	6.31%
Dow Jones World Stock Index[4]	8.43%	12.03%	16.44%	6.33%

Class A	1 Year	Since inception (2/1/2006)
Return Before Taxes	10.42%	10.82%

1 After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

2 The S&P 500 Index measures the performance of the largest U.S. equity securities. The largest 500 capitalization weighted security returns are used to adjust this index.  The S&P 500 Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

3 The Dow Jones Wilshire 5000 Composite Total Return Index measures the performance of all U.S. equity securities.  Over 5,000 capitalization weighted security returns are used to adjust this index.  The Dow Jones Wilshire 5000 Composite Total Return Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

4 The Dow Jones World Stock Index is a capitalization-weighted index consisting of companies traded publicly in select countries all over the world.  The Dow Jones World Stock Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

FEES AND EXPENSES OF THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

     OPTI Fund

(fees paid directly from your investment)

             Class A         Class C

Maximum Sales Charge (Load) Imposed on Purchases

5.75%

NONE

Maximum Deferred Sales Charge (Load)1

1.00%

1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends

and Distributions

NONE

NONE

Redemption Fee2

NONE

NONE

Exchange Fee

NONE

NONE

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fee

0.75%

  0.75%

Distribution (12b-1) Fees

0.25%

  1.00%

Other Expenses3

0.82%

  0.80%

Acquired (Underlying) Fund Fees and Expenses4

1.46%

  1.46%

Total Annual Fund Operating Expenses

3.28%

  4.01%

Fee Waivers and Expense Reimbursement5

0.35%

  0.32%

Net Expenses (after expense reimbursement)5

2.93%

  3.69%

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed  less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 A $15 fee may be charged for redemptions made by wire.

3 Other expenses have been restated to reflect the current fees after the reorganization.

4 The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Underlying Funds.

5 The advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.65% for Class A and 2.40% for Class C of its average daily net assets through June 30, 2009.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees.

Example of Hypothetical Fund Costs:

The following example is intended to help you compare the cost of investing in the OPTI Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the OPTI Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the OPTI Fund’s operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the OPTI Fund would be:

YEAR	OPTI FUND
	Class A	Class C
1	$854	$371
3	$1,496	$1,192
5	$2,160	$2,029
10	$3,923	$4,195

CATALYST HIGH INCOME FUND

The Catalyst High Income Fund (the “High Income Fund” or a “Fund”) is a series of the Catalyst Funds (“Trust”), an open-end management investment company, commonly known as a mutual fund. The Fund is classified as "non-diversified" for purposes of the Investment Company Act of 1940 (the "1940 Act"), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

RISK/RETURN SUMMARY

Investment Objective

The High Income Fund seeks to provide a high level of current income with capital appreciation as a secondary objective. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Principal Strategies

The Fund invests in a non-diversified group of low-quality, high yield corporate bonds, convertible securities and asset-backed securities.  The Fund may invest without limitation in non-investment grade corporate bonds rated Baa or lower by Moody’s or BBB or lower by S&P (also known as “junk” bonds).  The Fund may also invest in corporate issues that have defaulted.  Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume.  While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.  The Fund seeks capital appreciation from selling securities above the purchase price.  Bonds may appreciate in value through an improvement in credit quality among other reasons.

To select the securities in which to invest, SMH Capital Advisors, Inc., the Fund’s sub-adviser (“Sub-Adviser”), conducts fundamental credit research on each issuer.  Securities may be sold when the Sub-Adviser believes that they no longer represent relatively attractive investment opportunities.

The Fund invests primarily in, and will choose its investments from, the following types of securities:

• Corporate debt. Debt obligations (usually called bonds) are loans by an investor to a corporation. They usually have a set interest rate and term.

•

Preferred stocks. Preferred stock is corporate stock that pays set dividends to its holders. Preferred stock has a superior claim on the issuer’s income and assets relative to common stock but a lower claim on assets than corporate bondholders.

• Convertible securities. Bonds or preferred stocks which are convertible into, or exchangeable for, common stocks.

•

Asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the underlying loans transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund does not intend to invest in sub-prime mortgage backed securities.

•

Collateralized Mortgage Obligations (CMOs). CMOs are a specific type of asset backed securities that are collateralized by mortgages or mortgage pass-through securities. When CMOs are created, the rights to receive principal and interest payments on the underlying mortgages are divided up to create short, intermediate and long-term CMO bonds. These rights are delegated and divided among the various maturity structures of the CMOs based on assumptions made by the creators concerning the timing of cash flows on the underlying mortgages, including expected prepayment rates. The Fund does not intend to invest in sub-prime mortgage backed securities.

In addition, the Fund may also invest in other investment companies to the extent permitted by federal law and any exemptions granted to the Fund by the SEC.

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk.  The Fund's returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.  Below are some specific risks of investing in the Fund.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

Market Risk.  Overall stock or bond market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in securities that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Lower Quality Debt. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Asset-Backed Security Risk.  When the Fund invests in asset-backed securities, including mortgage backed securities and CMOs, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.  In addition, changes in interest rates affect that value of these securities. Some mortgage-backed securities may be structured so that they may be particularly sensitive to changes in interest rates; and investment in mortgage-related securities are subject to special risks if the issuer of the security prepays the principal prior to the security's maturity (including increased volatility in the price of the security and wider fluctuations in response to interest rates).   If the security is backed by sub-prime mortgages, there is a greater risk that the Fund may lose money.

Prepayment Risk.  During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates.  Prepayment may shorten the effective maturities of these securities and the Fund may have to reinvest at a lower interest rate.

U.S. Agency Securities Risk. The Fund may invest in U.S. government or agency obligations. U.S. government obligations include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Non-diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Short History of Operations. The Fund is a recently formed mutual fund and has a short history of operations.

The Fund is exposed to other risks as well. Please refer to the section below entitled “Additional Information about the Funds' Strategies and Risks” for more details regarding additional risk factors that you should consider before investing.

Is This Fund Right For You?

The Fund may be appropriate for you if you:

•

Seek a long-term investment goal;

•

Desire a portfolio of income producing securities;

•

Seek an aggressive investment style for the income portion of your portfolio; or

•

Are seeking an investment not traditionally correlated to the stock or investment grade bond markets.

The Fund may not be appropriate for you if you seek:

•

A short-term investment goal;

•

Safety of principal; or

•

Regular income from a stable investment.

PAST PERFORMANCE

Performance information is not included because the Fund does not have a full calendar year of performance.

FEES AND EXPENSES OF THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

 High Income Fund

(fees paid directly from your investment)

Class A         Class C

Maximum Sales Charge (Load) Imposed on Purchases

4.25%

NONE

Maximum Deferred Sales Charge (Load)1

1.00%

1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends

and Distributions

NONE

NONE

Redemption Fee2

NONE

NONE

Exchange Fee

NONE

NONE

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fee

1.00%

  1.00%

Distribution (12b-1) Fees

0.25%

  1.00%

Other Expenses3

0.50%

  0.50%

Acquired (Underlying) Fund Fees and Expenses4

0.05%

  0.05%

Total Annual Fund Operating Expenses

    1.80%

  2.55%

Fee Waivers and Expense Reimbursement5

0.30%

  0.30%

Net Expenses (after expense reimbursement)5

1.50%

  2.25%

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 A $15 fee may be charged for redemptions made by wire.

3 The Other Expenses in this fee table are based on estimated amounts for the current fiscal period.

4 The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Underlying Funds.

5 The advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.45% or below for Class A and 2.20% or below for Class C of its average daily net assets through June 30, 2011.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

Example of Hypothetical Fund Costs:

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Examples also assume the payment of the Maximum Deferred Sales Charge in the case of the Class C Shares, if applicable.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	HIGH INCOME FUND
	Class A	Class C
1	$571	$228
3	$879	$703

CATALYST TOTAL RETURN INCOME FUND

The Catalyst Total Return Income Fund (“TRI Fund” or a “Fund”) is a series of the Catalyst Funds (“Trust”), an open-end management investment company, commonly known as a mutual fund. The Fund is classified as "non-diversified" for purposes of the Investment Company Act of 1940 (the "1940 Act"), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

RISK/RETURN SUMMARY

Investment Objective

The TRI Fund seeks to provide total return, including current income and capital appreciation. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Principal Strategies

Normally, the TRI Fund invests primarily in a broad range of income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds. The composition of the Fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions.

Generally, at least 30% of the Fund's assets will be invested in equity securities. Subject to the provisions of the Investment Company Act of 1940 (the "1940 Act") and any applicable exemptive orders, the Fund may invest in other investment companies, including business development companies and other closed-end funds, and exchange-traded funds ("ETFs"). The Fund may invest in companies of any market capitalization but generally focuses on stocks with capitalization between $1 billion and $10 billion.

The Fund may invest up to 20% of its assets in equity securities of issuers domiciled outside the United States, including without limitation American Depositary Receipts ("ADRs"). The place of domicile of an issuer is not always clear. The determination of domicile may be based on many factors, such as the company's country of incorporation, country of headquarter offices, primary exchange, geographic sources of revenue, and geographic location of assets. Domicile is determined at the time of investment.  The Fund may also invest up to 20% of its assets in debt securities of non-U.S. issuers.

In addition, the Fund may invest without limitation in lower quality, higher yielding debt securities (rated Ba or lower by Moody's Investors Service or BB or lower by Standard & Poor's Corporation or unrated but determined by the Sub-Adviser to be of equivalent quality). While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.

The Fund’s sub-advisor, SMH Capital Advisors, Inc. ("SMH" or the "Sub-Adviser") seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments with yields above the market average and generally focuses on value-oriented securities – those with low price to sales, price to book and price to earnings ratios relative to their growth rates. Securities may be sold when the Sub-Adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk.  The Fund's returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.  Below are some specific risks of investing in the Fund.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

Market Risk.  Overall stock or bond market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in securities that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Higher Risk Lower Quality Debt. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than do larger companies.  The trading volume of securities of smaller-sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities.  Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.  Depository receipts maintain substantially the same risks as those associated with investments in foreign securities and may be under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities.

Underlying Fund Risk. Because the Fund may invest in other mutual funds, the value of your investment will fluctuate in response to the performance of the underlying mutual funds. Investing in underlying funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the underlying funds.  By investing in underlying funds, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges.  Finally, you may incur increased tax liabilities by investing in the Fund rather than directly in the underlying funds.

Non-diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Short History of Operations. The Fund is a recently formed mutual fund and has a short history of operations.

The TRI Fund is exposed to other risks as well. Please refer to the section below entitled “Additional Information about the Funds' Strategies and Risks” for more details regarding additional risk factors that you should consider before investing.

Is This Fund Right For You?

The Fund may be appropriate for you if you:

•

Invest with a long-term horizon;

•

Seek current income and capital appreciation through a mix of equity and fixed income investments; or

•

Seek an aggressive investment style for the income portion of your portfolio

The Fund may not be appropriate for you if you:

•

Are investing to meet short-term financial goals;

•

Seek safety of principal; or

•

Desire regular income from a stable investment.

PAST PERFORMANCE

Performance information is not included because the Fund does not have a full calendar year of performance.

FEES AND EXPENSES OF THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

       TRI Fund

(fees paid directly from your investment)

Class A         Class C

Maximum Sales Charge (Load) Imposed on Purchases

4.25%

NONE

Maximum Deferred Sales Charge (Load)1

1.00%

1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends

and Distributions

NONE

NONE

Redemption Fee2

NONE

NONE

Exchange Fee

NONE

NONE

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fee

1.00%

  1.00%

Distribution (12b-1) Fees

0.25%

  1.00%

Other Expenses3

0.50%

  0.50%

Acquired (Underlying) Fund Fees and Expenses4

0.05%

  0.05%

Total Annual Fund Operating Expenses

1.80%

  2.55%

Fee Waivers and Expense Reimbursement5

0.20%

  0.20%

Net Expenses (after expense reimbursement)5

1.60%

  2.35%

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 A $15 fee may be charged for redemptions made by wire.

3 The Other Expenses in this fee table are based on estimated amounts for the current fiscal period.

43 The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Underlying Funds.

5 4 The advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.55% for Class A and 2.30% for Class C of its average daily net assets through June 30, 2011.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees.

Example of Hypothetical Fund Costs:

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Examples also assume the payment of the Maximum Deferred Sales Charge in the case of the Class C Shares, if applicable.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	TOTAL RETURN INCOME FUND
	Class A	Class C
1	$581	$238
3	$908	$733

CATALYST RISING DIVIDEND INCOME FUND

The Catalyst Rising Dividend Income Fund (the “Rising Dividend Fund” or “Fund”) is a series of the Catalyst Funds (“Trust”), an open-end management investment company, commonly known as a mutual fund. The Fund is classified as "non-diversified" for purposes of the Investment Company Act of 1940 (the "1940 Act"), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

RISK/RETURN SUMMARY

Investment Objective

The Rising Dividend Fund seeks to provide current income with capital appreciation as a secondary objective. Under normal circumstances, the Fund will invest at least 80% of its assets in dividend paying companies that the sub-adviser believes will increase dividends. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Principal Strategies

The Rising Dividend Fund invests primarily in a broad range of dividend-paying equity securities and, to a lesser degree, in fixed income securities.

Dividend Paying Equities – The Fund’s investments in equity securities will generally be in equities that offer dividend yields above the market and often show promise for future dividend increases.  The dividend yields of the securities will often also be above current U.S. treasury bills.  Most of these securities would generally be considered in the “value” category with lower price to earnings (P/E) ratios and price to book ratios below the market average.

Fixed Income – The Fund will opportunistically invest in convertible bonds, high yield bonds, and occasionally other fixed income securities (most times under 20%) if the portfolio manager believes the yields or potential capital gains from current discounts offer an attractive investment. The fixed income investments would primarily include investment grade or non-investment grade (rated Ba and BB or below by Moody's Investors Service or Standard & Poor's Corporation or unrated but determined to be of equivalent quality) corporate bonds. While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.

The Fund’s sub-advisor, SMH Capital Advisors, Inc. ("SMH" or the "Sub-Adviser") seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments with yields above the market average and generally focuses on value-oriented securities – those with low price to sales, price to book and price to earnings ratios relative to their growth rates. Securities may be sold when the Sub-Adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk.  The Fund's returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.  Below are some specific risks of investing in the Fund.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

Market Risk.  Overall stock or bond market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in securities that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Higher Risk Lower Quality Debt. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Non-diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

No History of Operations. The Fund is a recently formed mutual fund and has no history of operations.

The Rising Dividend Fund is exposed to other risks as well. Please refer to the section below entitled “Additional Information about the Funds' Strategies and Risks” for more details regarding additional risk factors that you should consider before investing.

Is This Fund Right For You?

The Fund may be appropriate for you if you:

•

Invest with a long-term horizon;

•

Seek current income and capital appreciation through a mix of equity and fixed income investments; or

•

Seek an aggressive investment style for the income portion of your portfolio

The Fund may not be appropriate for you if you:

•

Are investing to meet short-term financial goals;

•

Seek safety of principal; or

•

Desire regular income from a stable investment.

PAST PERFORMANCE

Performance information is not included because the Fund had not commenced operations prior to the date of this Prospectus.

FEES AND EXPENSES OF THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

          Rising Dividend Fund

(fees paid directly from your investment)

Class A         Class C

Maximum Sales Charge (Load) Imposed on Purchases

5.75%

NONE

Maximum Deferred Sales Charge (Load)1

1.00%

1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends

and Distributions

NONE

NONE

Redemption Fee2

NONE

NONE

Exchange Fee

NONE

NONE

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fee

1.00%

  1.00%

Distribution (12b-1) Fees

0.25%

  1.00%

Other Expenses3

0.50%

  0.50%

Acquired (Underlying) Fund Fees and Expenses4

0.05%

  0.05%

Total Annual Fund Operating Expenses

1.80%

  2.55%

Fee Waivers and Expense Reimbursement5

0.20%

  0.20%

Net Expenses (after expense reimbursement)5

1.60%

  2.35%

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 A $15 fee may be charged for redemptions made by wire.

3 The Other Expenses in this fee table are based on estimated amounts for the current fiscal period.

4 The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Underlying Funds.

5 The advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.55% for Class A and 2.30% for Class C of its average daily net assets through June 30, 2011.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees.

Example of Hypothetical Fund Costs:

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Examples also assume the payment of the Maximum Deferred Sales Charge in the case of the Class C Shares, if applicable.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	RISING DIVIDEND INCOME FUND
	Class A	Class C
1	$728	$238
3	$1,051	$733

LISTED PRIVATE EQUITY PLUS FUND

The Listed Private Equity Plus Fund (“Fund”) is a “non-diversified” series of the Catalyst Funds (“Trust”), an open-end management investment company, commonly known as a mutual fund. The Fund is classified as "non-diversified" for purposes of the Investment Company Act of 1940 (the "1940 Act"), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

RISK/RETURN SUMMARY

Investment Objective

The Fund's primary goal is to achieve long-term capital appreciation.

Principal Strategies

The Fund intends to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in equity securities of publicly listed companies that are primarily engaged in private equity.  A company is "primarily engaged in private equity" if:

•

a majority of its income is earned from private equity investments or transactions,

•

a majority of its assets are invested in private equity, or

•

it is a closed-end or open-end investment company that invests primarily in private equity investments, listed private equity funds or listed private equity fund-of-funds.

The Fund invests in publicly listed financial institutions and investment vehicles whose primary business is private equity investing. This includes mezzanine debt, venture capital investing, buy-outs, and seed investing in unlisted companies, as well as holding companies that have significant private equity holdings or specialty companies that have a specific private equity core competency.  The Fund’s investments may also include Business Development Companies (BDCs), Special Purpose Acquisition Companies (SPACs), investment banks and merchant banking firms.

The Fund will invest primarily in private equity related companies of all sizes traded on stock exchanges in the United States and on foreign stock exchanges (“Universe”). The Universe is not limited by market capitalization and may include large-, mid-, small- and micro- cap companies. The advisor selects equity securities based on fundamental, bottom up research. These securities consist of common stocks and securities having the characteristics of common stocks, including American Depositary Receipts (ADRs). The Fund will typically hold 40 and 60 securities at any time; however, from time to time, there may be more or less than this range.

The Fund's strategy is geared towards companies engaged in private equity or supporting the activities of private equity participants that the Fund's investment adviser believes will be able to grow earnings and revenues for long-term stock appreciation.  The adviser attempts to control risk by overall asset allocation, diversification and by conducting valuation analysis to avoid overpayment for a security.  The adviser seeks to diversify across different industries that participate in the private equity sector in order to minimize industry specific risk. The adviser conducts valuation analysis on a specific security basis in order to determine what the adviser believes is the true value of a company. This includes, but is not limited to, price-to-earnings ratio analysis and discounted cash-flow analysis. When conducting price-to-earnings ratio analysis, the adviser compares a specific company to its peers, to the market in general, and to its own historical valuation. The adviser seeks to assign a value to a specific security and to purchase those securities that have the most attractive disparities between current price and the advisor’s projected price.

The adviser generally looks at a three-year investment horizon when initially committing to an equity position and then periodically re-evaluates, which can either shorten or lengthen the time horizon.  The Fund will sell a security when the adviser believes a new opportunity is superior to an existing position, or when the adviser believes the position has reached its full valuation.

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective.  The Fund's returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.  Below are some specific risks of investing in the Fund.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Smaller Capitalization Stock Risk.  To the extent the Fund (and the private equity companies in which the Fund invests) invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than do larger companies.  The trading volume of securities of smaller-sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.  All of these risks are increased when the Fund invests in micro-cap stocks.

Private Equity Company Risk.  There are certain risks associated with investing in listed private equity companies which include Business Development Companies (BDCs), Special Purpose Acquisition Companies (SPACs) and other financial institutions and vehicles whose primary business is to invest in, lend to or provide advice to privately held companies.  Federal securities laws impose certain restraints upon the organization and operations of BDCs and SPACs that can limit or negatively impact the performance of the company.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities.  Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.  Depository receipts maintain substantially the same risks as those associated with investments in foreign securities and may be under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities.

Valuation Risk.  Stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing only stocks of a particular market cap or industry).

Non-Diversification Risk.  The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Short History of Operations. The Fund is a recently formed mutual fund and has a short history of operations.

The Fund is exposed to other risks as well. Please refer to the section below entitled “Additional Information About the Funds' Strategies and Risks” for more details regarding additional risk factors that you should consider before investing.

Is This Fund Right For You?

The Fund may be appropriate for you if you:

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Seek a long-term investment goal;

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Desire a portfolio of equity securities invested primarily in the private equity market;

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Are willing to accept gains and losses caused by fluctuations in equity markets in the U.S. and abroad.

The Fund may not be appropriate for you if you seek:

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A short-term investment goal;

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Safety of principal; or

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Regular income.

PAST PERFORMANCE

Performance information is not included because the Fund does not have a full calendar year of operations as of the date of this Prospectus.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    Listed Private

Shareholder Fees

  Equity Plus Fund

(fees paid directly from your investment)

             Class A         Class C

Maximum Sales Charge (Load) Imposed on Purchases

5.75%

NONE

Maximum Deferred Sales Charge (Load) 1

1.00%

1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends

and Distributions

NONE

NONE

Redemption Fee2

2.00%

2.00%

Exchange Fee

NONE

NONE

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fee

1.25%

  1.25%

Distribution (12b-1) Fees

0.25%

  1.00%

Other Expenses

12.25%

12.27%

Acquired (Underlying) Fund Fees and Expenses3

0.01%

  0.01%

Total Annual Fund Operating Expenses

13.76%

14.53%

Fee Waivers and Expense Reimbursement4

11.76%

11.78%

Net Expenses (after expense reimbursement)4

2.00%

  2.75%

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed  less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.  Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. A redemption fee will not be charged on involuntary redemptions.   A $15 fee may be charged for redemptions made by wire.

3 Acquired (Underlying) Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.  The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Underlying Funds.

4The advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.99% for Class A and 2.74% for Class C of its average daily net assets through June 30, 2009.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees.

Example of Hypothetical Fund Costs:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for fee waiver and/or expense reimbursement reflected in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	PRIVATE EQUITY FUND
	Class A	Class C
1	$766	$278
3	$3,209	$2,973
5	$5,242	$5,179
10	$8,958	$9,097

ADDITIONAL INFORMATION ABOUT THE FUNDS' STRATEGIES AND RISKS

General Information

The investment objective of each Fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.  For example, the Listed Private Equity Plus Fund's policy is to invest, under normal circumstances, at least 80% of its total assets in equity securities of publicly listed companies that are primarily engaged in private equity. If the Board decides to change a Fund's investment objective, or the Listed Private Equity Plus Fund's 80% policy, shareholders will be given 60 days advance notice.  The Board does not anticipate making any such changes.

Temporary Defensive Positions

From time to time, each Fund may take temporary defensive positions, which are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions.  For example, the Funds may hold all or a portion of their respective assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements.  If a Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees.  Although a Fund would do this only in seeking to avoid losses, the Fund will not be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.  Each Fund also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure Policies

A description of the Funds' policies regarding disclosure of the securities in the Funds' portfolios is found in the Statement of Additional Information.

Additional Risks

Private Equity Company Risk.  The Listed Private Equity Plus Fund invests primarily in listed private equity companies which include Business Development Companies (BDCs), Special Purpose Acquisition Companies (SPACs) and other financial institutions and vehicles whose primary business is to invest in, lend to or provide advice to privately held companies.  Federal securities laws impose certain restraints upon the organization and operations of BDCs and SPACs.  For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or in thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt instruments that mature in one year or less.  SPACs typically hold 85% to 100% of the proceeds raised from their IPO in trust to be used at a later date for a merger or acquisition. The SPAC must sign a letter of intent for a merger or acquisition within 18 months of the IPO. Otherwise it will be forced to dissolve and return the assets held in the trust to the public stockholders. However, if a letter of intent is signed within 18 months, the SPAC can close the transaction within 24 months. In addition, the target of the acquisition must have a fair market value that is equal to at least 80% of the SPAC’s assets at the time of acquisition and a majority of shareholders voting must approve this combination with no more than 20% of the shareholders voting against the acquisition and requesting their money back. When a deal is proposed, a shareholder can stay with the transaction by voting for it or elect to sell his shares in the SPAC if voting against it.  SPACs are more transparent than private equity as they may be subject to certain SEC regulations, including registration statement requirements under the Securities Act of 1933 and 10-K, 10-Q and 8-K financial reporting requirements.  Since SPACs are publicly traded, they provide limited liquidity to an investor (i.e. investment comes in the form of common shares and warrants which can be traded).  Other than the risks normally associated with IPOs, SPACs’ public shareholders' risks include limited liquidity of their securities (as shares are generally thinly traded), loss of 0-15% of their investments (resulting from the SPACs operating costs) if no deals are made and lack of investment diversification as assets are invested in a single company.

Foreign Exposure Risk.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.  In addition to the foreign risk a Fund is exposed to through direct investments, some of the underlying funds may have a greater exposure to foreign risk through their direct investments which would further expose the Funds to this risk.

Micro-Cap Risk. Certain securities in which each Fund invests may be micro-cap companies. Micro-cap stocks involve substantially greater risks of loss and price fluctuations than larger and more established companies. Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable (and some companies may experience significant losses), their share prices to be more volatile and their markets to be less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before a Fund realizes a gain, if any, on an investment in a micro-cap company.

Depositary Receipts. Each Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in the U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

MORE INFORMATION ABOUT THE CATALYST OPTI-flex® FUND

How Does the Catalyst OPTI-flex® Fund Pursue Its Investment Goal?

Emphasis on Mutual Funds.  Normally, at least 65% of the OPTI Fund’s assets will be invested in mutual funds.  In addition, the OPTI Fund has the flexibility to invest up to 25% of its assets in closed-end investment companies (and/or ETFs). However, it does so only on occasion and as of the date of this Prospectus owns no closed-end funds. Also, up to 10% of assets may be invested in direct investments.  Direct investments are investments in securities other than mutual funds and closed-end funds, such as stocks, bonds, and money market instruments and repurchase agreements.

Generally, the OPTI Fund may purchase:

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no-load mutual funds, which are bought and sold without a sales charge or load

•

“institutional funds” that normally have lower expenses and higher investment minimums and

•

load mutual funds, if the load or sales charge is waived on purchases and sales by the OPTI Fund (for certain exceptions to this policy, please see the Statement of Additional Information (the “SAI”))

Asset Allocation.  The OPTI Fund’s Sub-Adviser, PROACTIVE Money Management, Inc. (“PROACTIVE,"  see “Who Manages the Funds? – OPTI Fund - Sub-Adviser”), allocates the Fund’s assets among the stock, bond, money market and gold market segments based upon the anticipated returns and risks of each of these market segments.  Some types of investments, such as balanced funds, which invest in both stocks and bonds, can fall into more than one of these market segments.  The OPTI Fund may also make other investments that do not fall within these market segments.

In allocating assets among market segments, PROACTIVE  will employ both fundamental and technical analysis to assess relative risk and reward potential throughout the financial markets, with the objective of providing you with the best opportunity for achieving an above-average total return consistent with reduced risk over the long term.  The OPTI Fund’s portfolio is expected to vary considerably among the various market segments as changes in economic and market trends occur.  PROACTIVE overweights market segments that it believes have above-average market potential with below-average market risk.  By allocating its investments in this manner, the OPTI Fund believes it will not be exposed to the same degree of market risk as a mutual fund that invests in only one market segment.

In making asset allocation decisions, PROACTIVE will evaluate projections of risk, market conditions, economic conditions, volatility, yields, and returns.   PROACTIVE will use database systems to help analyze past situations and trends, research in each of the asset classes to help in securities selection, portfolio management professionals to determine asset allocation and to select mutual funds, closed-end investment companies and individual securities, and its own credit analysis as well as credit analyses provided by rating services.

Asset Subclasses.  The asset allocation process is not limited to determining the degree to which the OPTI Fund’s assets should be invested in these different market segments.   PROACTIVE continually explores opportunities in various subclasses of assets:

•

geoeconomic considerations (for example, foreign versus domestic)

•

maturities of fixed income securities (for example, “short term” versus “long term”)

•

market capitalization (for example, “blue chip” versus small capitalization)

•

sector rotation (for example, “high tech” versus industrial)

Selecting Funds.  PROACTIVE selects underlying funds in which to invest based, in part, on the OPTI Fund’s investment goals and strategies, their investment adviser and portfolio manager, and on the analysis of their past performance (absolute, relative and risk-adjusted).  PROACTIVE also considers other factors in the selection of funds, such as fund size, liquidity, expense ratio, quality of shareholder service, reputation and tenure of portfolio manager, general composition of the OPTI Fund’s investment portfolio and current and expected portfolio holdings.  Many funds in which the OPTI Fund invests may not share the same investment goal and investment limitations as the Fund.  Normally, the OPTI Fund will invest its assets in mutual funds from several different mutual funds families, managed by a variety of investment advisers, and having a variety of different investment goals and strategies.

Types of Funds.  Normally, the OPTI Fund invests in the following types of funds: U.S. emerging growth, blue chip, small capitalization stock funds and industry sector funds; international and global stock funds (including developed and emerging markets, regional funds and country specific funds) and international and global bond funds; long/short funds; U.S. Government securities funds and high yield bond funds; gold and precious metals funds and money market funds.  For a discussion about the risks of these funds and some of the securities that they hold, please read “More about Risk.”

Stock Segment.  The OPTI Fund may invest directly in, or in one or more stock funds owning, domestic and foreign equity securities, including common stocks and warrants.  Common stocks, the most familiar type, represent an ownership interest in a corporation.  Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

The stock segment includes domestic and foreign equity securities of all types.  PROACTIVE seeks a high total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends and to individual stocks that PROACTIVE believes to have superior investment potential.  When PROACTIVE selects equity securities, it considers both growth and anticipated dividend income.  Securities in the stock segment may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depository receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

Bond Segment.  The OPTI Fund may invest directly in, or in one or more bond funds owning, domestic and foreign debt securities.  Bonds and other debt securities are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. The bond segment includes all varieties of domestic and foreign fixed-income securities.  PROACTIVE will seek to maximize total return within the bond segment by adjusting the OPTI Fund’s investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities.  Securities in this segment may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities.  As with the money market segment, these securities may be denominated in U.S. dollars or foreign currency.  The OPTI Fund may also invest in lower quality, high-yielding debt securities (commonly referred to as “junk bonds”).  In general, bond prices rise when interest rates fall, and fall when interest rates rise.  Bonds and other debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

Money Market Segment.  The OPTI Fund may invest directly in, or in one or more money market funds owning, money market securities.  Money market securities are high-quality securities (rated in one of the two highest rating categories for short-term debt obligations) and present minimal credit risk.  They may include U.S. Government obligations, commercial paper and other short-term corporate obligations, certificates of deposit, bankers’ acceptances, bank deposits, repurchase agreements and other financial institution obligations.  The money market segment includes all types of domestic and foreign securities.  These securities may be denominated in U.S. dollars or foreign currency.

Gold and Precious Metals Segment.  The OPTI Fund may invest directly in, or in one or more mutual funds owning, securities of companies engaged in exploration, mining, processing, distributing or dealing in gold or other precious metals and minerals.  In addition to investments directly in those securities or mutual funds, the OPTI Fund may invest in securities indexed to the price of gold or other precious metals.

Defensive Investments.  The Sub-Adviser of the OPTI Fund, or the underlying funds in which it invests, may invest in a fully- or partially-defensive position when they believe it is appropriate to do so. When this happens, the OPTI Fund, or the underlying funds in which it invests, may increase their investment in government securities and other short-term securities without regard to the Fund’s, or the underlying funds’, investment restrictions, policies or normal investment emphasis. During such a period, the OPTI Fund, or the underlying funds in which the Fund invests, could be unable to achieve their investment objectives. In addition, this defensive investment strategy may cause frequent trading and high portfolio turnover ratios when calculated in accordance with U.S. Securities and Exchange Commission (the “SEC”) rules.  High transaction costs could result from this frequent trading; however, because a significant portion of the OPTI Fund’s assets are invested in no-load mutual funds, which do not charge commissions upon the purchase or sale of their shares, the Fund will pay less commissions than many mutual funds of similar size and portfolio turnover.  Trading may also result in realization of net short-term capital gains upon which you may be taxed at ordinary tax rates when these gains are distributed from the OPTI Fund.

HOW TO BUY SHARES

Purchasing Shares

You may buy shares on any business day.  This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Each Fund calculates its net asset value ("NAV") per share as of the close of regular trading on the NYSE every day the NYSE is open.  The NYSE normally closes at 4:00 p.m. Eastern Time ("ET").  Each Fund's NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

Purchases orders received in "proper form" by the Funds' transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received.  On occasion, the NYSE closes before 4:00 p.m. ET.  When that happens, purchase orders received after the NYSE closes will be effective the following business day.  To be in "proper form," the purchase order must include:

•

Fund name and account number;

•

Account name(s) and address;

•

The dollar amount or number of shares you wish to purchase.

Multiple Classes

Each Fund offers both Class A and Class C shares. Each Class of shares has a different distribution arrangement and expenses to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares.

Class A Shares

You can buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of dividends and capital gains distributions.  Class A shares are subject to a 12b-1 fee which is lower than the 12b-1 fee for the Class C shares.

The up-front Class A sales charge and the commissions paid to dealers for the Value Fund, OPTI-flex Fund, Rising Dividend Income Fund and Listed Private Equity Plus Fund are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	4.00%	4.17%	3.25%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

The up-front Class A sales charge and the commissions paid to dealers for the High Income and Total Return Income Funds are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	4.25%	4.44%	3.50%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

(1) In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed within 18 months of purchase.

For each Fund, if you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy shares without an initial sales charge.  The Funds’ distributor may pay a commission up to 1.00% out of its own resources to broker-dealers who initiate and are responsible for the purchase of shares of $1 million or more.

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares.

Class A Sales Charge Reductions

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent:  An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in one or more of the Funds, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

Rights of Accumulation:  You may add the current value of all of your existing Catalyst Fund shares to determine the front-end sales charge to be applied to your current Class A purchase.  Only balances currently held entirely at  the Funds or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge.  You may include the value of Catalyst Funds’ investments held by the members of your immediately family, including the value of Funds’ investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such balances are also currently held entirely at the Funds or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase.  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV.  If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current purchase broker-dealer.

Investments of $1 Million or More: For each Fund, with respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1.00% CDSC on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The CDSC for these Class A shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Catalyst Fund.

Class A Sales Charge Waivers: The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients or investors referred by the Funds' advisor or its affiliates; (2) officers and present or former Trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Funds' advisor or its affiliates and certain employee benefit plans for employees of the Funds' investment; (4) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension ("SEP") contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the advisors; (5) fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients; (6) broker-dealers who have entered into selling agreements with the Funds' advisor for their own accounts; and (7) participants in no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Funds.

Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements.  Additional information is available by calling 866-447-4228.  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the Funds at the time of each purchase if you are eligible for any of these programs.  The Funds may modify or discontinue these programs at any time.  Information about Class A sales charges and breakpoints is available on the Funds' website at www.catalystmutualfunds.com.

Class C Shares

You can buy class C shares at NAV.  Class C shares are subject to a 12b-1 fee of 1.00%, payable to the advisor or selected dealers. Your broker-dealer will receive a commission of up to 1% on the sale of Class C shares from the Funds' distributor.  Because Class C shares pay a higher 12b-1 fee than Class A shares, Class C shares have higher ongoing expenses than Class A shares.

Class C shares are also subject to a 1.00% CDSC on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions) to recover commissions paid to your broker-dealer.  The CDSC for these Class C shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Fund.

Opening an Account

You may purchase shares directly through the Funds’ transfer agent or through a brokerage firm or other financial institution that has agreed to sell Fund shares.  If you purchase shares through a brokerage firm or other financial institution, you may be charged a fee by the firm or institution.

If you are investing directly in a Fund for the first time, please call toll-free 1-866-447-4228 to request a Shareholder Account Application.  You will need to establish an account before investing.  Be sure to sign up for all the account options that you plan to take advantage of.  For example, if you would like to be able to redeem you shares by telephone, you should select this option on your Shareholder Account Application.  Doing so when you open your account means that you will not need to complete additional paperwork later.

If you are purchasing through the Funds’ transfer agent, send the completed Shareholder Account Application and a check payable to the appropriate Fund to the following address:

Catalyst Funds

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, credit cards or third party checks will be accepted.  A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or a Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  Each Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the applicable Fund.  Your investment in a Fund should be intended to serve as a long-term investment vehicle.  The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  Each Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  Each Fund also reserves the right to stop offering shares at any time.

If you choose to pay by wire, you must call the Funds’ transfer agent, at 1-866-447-4228 to obtain instructions on how to set up your account and to obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which the Funds, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money and purchase order are received by the Funds.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent.  The Funds presently do not charge a fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for other identifying documents or information, and may take additional steps to verify your identity.  We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Minimum Purchase Amount

The minimum initial investment in a Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account.  The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Automatic Investment Plan

You may open an automatic investment plan account with a $100 initial purchase and a $100 monthly investment.  If you have an existing account that does not include the automatic investment plan, you can contact the Funds’ transfer agent to establish an automatic investment plan.  The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Funds.  You may authorize the automatic withdrawal of funds from your bank account for a minimum amount of $100.  The Funds may alter, modify or terminate this plan at any time.  To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Funds at 1-866-447-4228.

Additional Investments

The minimum subsequent investment in the Funds is $50.  You may purchase additional shares of a Fund by check or wire. Your bank wire should be sent as outlined above. You also may purchase Fund shares by making automatic periodic investments from your bank account.  To use this feature, select the automatic investment option in the account application and provide the necessary information about the bank account from which your investments will be make.  You may revoke your election to make automatic investments by calling 1-866-447-4228 or by writing to the Fund at:

Catalyst Funds

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

Other Purchase Information

Each Fund may limit the amount of purchases and refuse to sell to any person.  If your wire does not clear, you will be responsible for any loss incurred by the Fund.  If you are already a shareholder, each Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Funds.

Each Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders.  A Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds’ transfer agent.

Market Timing

The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. To the extent that a Fund significantly invests in small or mid-capitalization equity securities or derivative investments, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive.  This policy applies uniformly to all Fund shareholders.  The Board of Trustees has also adopted a redemption fee for the Listed Private Equity Plus Fund due to the nature of the securities in which that Fund invests.  While the Funds attempt to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide each Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Funds to detect market timing, and there can be no assurance that the Funds will be able to do so.

HOW TO REDEEM SHARES

You may redeem your shares on any business day.  Redemption orders received in proper order by the Funds’ transfer agent or by a brokerage firm or other financial institution that sells Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day's NAV.  Your brokerage firm or financial institution may have an earlier cut-off time.

Shares of the Funds may be redeemed by mail or telephone.  You may receive redemption payments in the form of a check or federal wire transfer, subject to any applicable redemption fee.  A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer.  Any charges for wire redemptions will be deducted from your account by redemption of shares.  If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail.  You may redeem any part of your account in a Fund at no charge by mail.  Your request, in proper form, should be addressed to:

Catalyst Funds

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

“Proper form” means your request for redemption must:

•

Include the Fund name and account number;

•

Include the account name(s) and address;

•

State the dollar amount or number of shares you wish to redeem; and

•

Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Funds may require that the signatures be guaranteed if you request the redemption check be mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request.  The Funds may also require that signatures be guaranteed for redemptions of $25,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed.  Please call the transfer agent at 1-866-447-4228 if you have questions.  At the discretion of the Funds, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone.  You may redeem any part of your account in a Fund by calling the transfer agent at 1-866-447-4228.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Funds, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds may terminate the telephone redemption procedures at any time.  During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

Redemption Fee.  Shareholders in the Listed Private Equity Fund who redeem shares within 30 days of their purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  The redemption fee is paid directly to and retained by the Listed Private Equity Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact, and other costs associated with short-term money movement in and out of the Fund. Any applicable CDSC is described in the section of the Prospectus titled “How to Buy Shares.”

Additional Information.  If you are not certain of the requirements for redemption please call the transfer agent at 1-866-447-4228.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check.  Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

Because each Fund incurs certain fixed costs in maintaining shareholder accounts, a Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in a Fund to the minimum amount within the 30-day period.  All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

Exchange Privilege

You may exchange shares of a particular class of a Fund only for shares of the same class of another Fund. For example, you can exchange Class A shares of the Value Fund for Class A shares of the Listed Private Equity Plus Fund. Shares of the Fund selected for exchange must be available for sale in your state of residence. You must meet the minimum purchase requirements for the Fund you purchase by exchange. For tax purposes, exchanges of shares involve a sale of shares of the Fund you own and a purchase of the shares of the other Fund, which may result in a capital gain or loss.

DISTRIBUTION PLANS

Each Fund has adopted distribution and service plans under Rule 12b-1 of the Investment Company Act of 1940 that allows each Fund to pay distribution and/or service fees in connection with the distribution of its Class A and Class C shares and for services provided to shareholders.  Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

Under the Funds’ Plan related to the Class A Shares, each Fund will pay its adviser an annual fee of up to 0.50% of the average daily net assets of the respective Fund’s Class A Shares (the “Class A 12b-1 Fee”) for providing ongoing services to you. Each Fund is currently paying its adviser 0.25% of its average daily net assets.

Class C Shares

Under the Funds’ Plan related to the Class C Shares, each Fund will each pay its adviser an annual fee of up to 1.00% of the average daily net assets of the respective Fund’s Class C Shares. The adviser may pay a portion of the distribution and services fees to your financial advisor for providing ongoing service to you.

VALUING THE FUNDS' ASSETS

Each Fund's assets are generally valued at their market value.  If market prices are not available or, in the advisor's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the advisor will value the Funds' assets at their fair value according to policies approved by the Funds’ Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, bur prior to the close of the U.S. market. Fair valuation of a Fund's securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short term traders.  The Funds may use pricing services to determine market value.  The NAV for a Fund investing in other investment companies is calculated based upon the NAV of the underlying investment companies in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders.  These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request to the Fund.  Each Fund expects that its distributions will consist of both capital gains and dividend income.  The High Income Fund and Total Return Income Fund intend to make monthly dividend distributions, the Rising Dividend Income Fund intends to make quarterly dividend distributions and all other Funds intend to make annual dividend distributions if applicable. Each Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually.

Taxes

In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.  A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor’s tax circumstances are unique, please consult with your tax advisor about your investment.

MANAGEMENT OF THE FUNDS

Advisor – Catalyst Value Fund, Catalyst OPTI-flex® Fund, Catalyst High Income Fund, Catalyst Total Return Income Fund and Catalyst Rising Dividend Income Fund

Catalyst Capital Advisors LLC, a New York limited liability company located at 5 Abbington Drive, Lloyd Harbor, NY, serves as advisor to the Catalyst Value Fund, Catalyst OPTI-flex® Fund, Catalyst High Income Fund, Catalyst Total Return Income Fund and Catalyst Rising Dividend Income Fund. The adviser was formed on January 24, 2006.  Management of the Funds is currently its primary business.  Under the terms of the management agreement, Catalyst Capital Advisors LLC is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions.

Portfolio Manager - Catalyst Value Fund

David Miller is a portfolio manager with Catalyst Capital Advisors LLC and has been responsible for the day-to-day management of the Fund since its inception in July 2006.  Mr. Miller is the CEO of Investmentcatalyst.com, which he founded in 2005. The Investment Catalyst newsletter works to identify undervalued stocks with a near term catalyst for appreciation.  Mr. Miller was a trader with UBS, working on the equity derivatives desk from July 2002 until December 2002.  Mr. Miller was the CEO of MovieDaze Media Group, a search engine marketing company that he co-founded in 2003 and sold in 2006.  In 2000 he founded Bidcentives, Inc., a company designing software for mid-market internet retailers and, after Bidcentives was sold, acted as an advertising consultant to Bidcentives from 2001 until 2002.  He attended the University of Pennsylvania, Wharton School where he received a Bachelor of Science in Economics in 2001.  Mr. Miller has no prior experience managing a mutual fund.

Sub-Adviser - Catalyst OPTI-flex® Fund

PROACTIVE Money Management, Inc. (“PROACTIVE”) serves as investment sub-adviser to the OPTI Fund pursuant to an investment sub-advisory contract under the terms of which it has agreed to provide an investment program within the limitations of the OPTI Fund’s investment policies and restrictions.  PROACTIVE has been registered with the SEC as an investment adviser since July 14, 1994, and manages approximately $40 million in assets.  PROACTIVE has provided investment advisory services to the OPTI Fund since October 2005. PROACTIVE has its principal offices at 3401 Technology Dr., Suite 200, Lake Saint Louis, MO  63367-2599.

Portfolio Manager - Catalyst OPTI-flex® Fund

Jeffrey J. Unterreiner is the OPTI Fund’s portfolio manager and has served in that capacity since February 28, 2002, first as co-manager and, since August 9, 2002, as sole manager. His primary business experience during the past five years has been as a principal of the Trust’s former investment adviser and its distributor and, although no longer in these capacities, as Trustee, Chairman, President and Vice President of the Trust. Since December 29, 2006, he has served as President of PROACTIVE. Mr. Unterreiner is a graduate of the University of Missouri—St. Louis, where he majored in Business Administration, and a veteran of over 15 years in the financial services industry.

Sub-Adviser - Catalyst High Income Fund, Catalyst Total Return Income Fund and Catalyst Rising Dividend Income Fund

SMH Capital Advisors, Inc. (“SMH”) a Texas corporation located at 4800 Overton Plaza Suite 300, Fort Worth, Texas 76109, is it the investment sub-adviser to the Funds. SMH is an investment management firm serving institutions and individuals. As of December 31, 2007, SMH had approximately $2.15 billion in assets under management.  In addition to serving as a sub-adviser, SMH serves high net worth individuals, pension and profit sharing plans and charitable organizations. Sanders Morris Harris Group, Inc. is the parent company of SMH.

As compensation for the sub-advisory services it provides to the Funds, the adviser will pay SMH 50% of the management fees that the adviser receives from the Funds.  Subject to the oversight and approval of the adviser, Jeffrey Cummer and Dwayne Moyers, as portfolio managers, are jointly and primarily responsible for the day-to-day management of the Funds’ portfolios. In addition, SMH is responsible for maintaining certain transaction and compliance related records of the Funds.

Portfolio Managers – Catalyst High Income Fund, Catalyst Total Return Income Fund and Catalyst Rising Dividend Income Fund

Jeffrey A. Cummer, President and Senior Portfolio Manager, Fort Worth Division

Jeffrey A. Cummer, CFP, has served as President and Senior Portfolio Manager of SMH and its predecessors since 1989 with responsibility for portfolio design, portfolio management and risk/return disposition of the SMH portfolios. He has served as portfolio manager of the High Income, Total Return Income and Rising Dividend Income Funds since inception. Under the direction of Jeffrey A. Cummer, CFP, SMH Capital Advisors has increased its asset base over the past 14 years from $70 million to more than $2.15 billion (as of December 31, 2007). Mr. Cummer, born in 1957 in Madison, Wisconsin, is a graduate of the University of Illinois with a bachelor's degree in finance and risk management. Before forming his own investment firm in 1989, Mr. Cummer served as a Limited Partner with Edward D. Jones & Company. Prior to that, he was a corporate cash manager and financial analyst for the GTE Corporation.

Dwayne Moyers, Chief Investment Officer and Senior Portfolio Manager, Fort Worth Division

Dwayne Moyers has worked at SMH and its predecessors since 1991 with responsibility for research and the investment selection process for the SMH portfolios. He has served as portfolio manager of the High Income, Total Return Income and Rising Dividend Income Funds since inception. As portfolio manager and Chief Investment Officer, Dwayne Moyers has helped grow client assets at SMH. Mr. Moyers was born in 1968 in Fort Worth, Texas. Before teaming with Mr. Cummer, Mr. Moyers was a credit analyst with the Tandy Corporation. In 1991, he joined SMH as a portfolio manager. He became Chief Investment Officer and Senior Portfolio Manager in 1995. He holds a bachelor's degree in business administration from the University of Texas at Arlington.

Advisor –Listed Private Equity Plus Fund

Vista Research and Management, LLC, a New York limited liability company located at 45 Agnew Farm Rd, Armonk, New York 10504 serves as adviser to the Listed Private Equity Plus Fund. The adviser was formed in January 2007.  Management of the Fund is currently its primary business.  Under the terms of the management agreement, Vista Research and Management, LLC is responsible for formulating the Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions.

Portfolio Manager – Listed Private Equity Plus Fund

Steven R. Samson is the President and CEO and Chief Investment Officer of Vista Research and Management, LLC.  Mr. Samson founded Vista Research and Management, LLC in January 2007.  He currently serves as the organization’s President and CEO, a position he has held since the Company’s inception.  Mr. Samson has been responsible for the day-to-day management of the Fund since its inception in July 2007. Mr. Samson has 25 years of experience in the mutual fund and alternative investment management industry.  Prior to forming Vista, Mr. Samson served as Chief Operating Officer at Al Frank Asset Management, Inc. from July 2005 until January 2007.  Mr. Samson was an independent consultant to the asset management industry from December 2004 until June 2005.  From February 2002 until November 2004 Mr. Samson served as President and Chief Executive Officer of Alternative Investment Partners, LLC (AIP), and as Chairman of AIP Mutual Funds, Inc.  From June 1999 until February 2002, Mr. Samson was President of Kinetics Asset Management, Inc. and Chairman of Kinetics Mutual Funds, Inc.  From 1993 to 1999, Mr. Samson was the Managing Director, Global Marketing and Product Management at Chase Global Asset Management and Mutual Funds, the investment adviser to the Chase Manhattan Bank’s family of mutual funds and the Chase Manhattan Vista Funds (offshore).  Previously, Mr. Samson was responsible for the Mutual Funds Management Group at The U.S. Trust Company of New York.  Mr. Samson began his career as Senior Economist in the Corporate Economist’s Office of the American Express Company, where he later became Director, Corporate Development and Planning.  Mr. Samson presently serves on the Investment Company Institute’s (ICI) Research and Small Funds Committees.  He previously was a member of the ICI’s International and Marketing Committees and its Bank Affiliated Funds Sub-Committee.  Mr. Samson earned a Graduate Fellowship in Economics from the City University of New York.

Luke J. Aucoin serves as Chief Operating Officer and Portfolio Manager for Vista Research and Management, LLC. He has served as the head of research for the advisor since the Fund’s inception began co-managing the Fund in June, 2008. Prior to joining Vista, Mr. Aucoin served as the institutional relationship manager with Al Frank Asset Management, Inc. from March 2006 until June 2007. From March 2000 until March 2006, Mr. Aucoin prepared investment analytics material to financial advisors while representing the Capital Group and the American Funds.  Mr. Aucoin earned a bachelor’s degree in Economics from the University of Southern California and an MBA from the University of California, Irvine’s Paul Merage School of Business.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed and ownership of securities in his managed Fund.

Advisory Fees

Each Fund is authorized to pay the Adviser an annual fee based on its average daily net assets.  The advisory fee is paid monthly. The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain each Fund's total annual operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) at a certain level.

The following table describes the advisory fee and expense limitation for each Fund.

	Advisory Fee	Class A Expense Limitation	Class C Expense Limitation
Value	1.25%	1.95%	2.70%
OPTI	0.75%	1.65%	2.40%
High Income	1.00%	1.45%	2.20%
TRI	1.00%	1.55%	2.30%
Rising Dividend	1.00%	1.55%	2.30%
Private Equity	1.25%	1.99%	2.74%

Each Fund’s respective adviser or sub-adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services for each respective Fund’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  For the fiscal year ended June 30, 2008, the adviser to the Value Fund received no advisory fees due to fee waivers.  For the fiscal year ended June 30 2008, the advisor to the Catalyst High Income Fund, Catalyst Total Return Income Fund and Catalyst Rising Dividend Income Fund received no advisory fees due to fee waivers. A discussion regarding the basis of the Board of Trustees’ approval of the management agreement with Catalyst Capital Advisors LLC for the Catalyst Value Fund, Catalyst High Income Fund and Catalyst Total Return Income Fund is available in the Trust's annual report to shareholders for the period ending June 30, 2008. A discussion regarding the basis of the Board of Trustees’ approval of the management agreement with Catalyst Capital Advisors LLC for the Catalyst Rising Dividend Income Fund will be available in the Trust's semi-annual report to shareholders for the period ending December 31, 2008.For the fiscal year ended June 30 2008, the advisor to the Listed Private Equity Plus Fund received no advisory fees due to fee waivers. A discussion regarding the basis of the Board of Trustees’ approval of the management agreement with Vista Research and Management, LLC for the Listed Private Equity Plus Fund is available in the Trust's semiannual report to shareholders for the period ending December 31, 2007.  A discussion regarding the basis of the Board of Trustees’ approval of the management agreement with Catalyst Capital Advisors LLC for the Catalyst OPTI-flex® Fund is available in the Fund's annual report to shareholders for the period ending December 31, 2007.

Prior Performance of the Sub-Advisor to the Catalyst High Income Fund, Catalyst Total Return Income Fund and Catalyst Rising Dividend Income Fund:

Provided below are composites showing the historical performance including all client accounts with similar investment strategies managed by SMH Capital Advisors, Inc., according to the same investment goal and substantially similar investment strategies and policies as those of the High Income Fund and Total Return Income Fund. For comparison purposes the performance composites are measured against the Lehman Brothers High Yield Composite Bond Index and Standard & Poor’s 500 Index for the High Income and Total Return Income composites respectively.

This information is provided to illustrate the past performance of SMH Capital Advisors, Inc., in managing client accounts in a substantially similar manner as the High Income Fund and Total Return Income Fund but does not represent the performance of the High Income Fund or Total Return Income Fund. The High Income composite includes the performance of the Integrity High Income Fund from its inception on April 30, 2004 through December 31, 2007 and the Total Return Income composite includes the performance of the Integrity Total Return Income Fund from its inception on October 1, 2007 through December 31, 2007. Both the Integrity High Income and Integrity Total Return Income Funds were sub-advised by SMH during this period and have investment strategies substantially similar to the Catalyst High Income and Catalyst Total Return Income Funds respectively. Past performance is no guarantee of future results. Performance results may be materially affected by market and economic conditions. Investors should not consider this performance data as an indication of future performance of the High Income Fund or Total Return Income Fund, or the return an individual investor might achieve by investing in the Funds.

The Funds’ results may be lower than the composite performance figures shown because of, among other things, differences in fees and expenses. The Funds’ results may also be lower because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 or the Internal Revenue Code, which, if applicable, could have adversely affected the performance of the client accounts.

The High Income and Total Return Income performance composites include all client accounts managed by SMH Capital Advisors with investment strategies and policies substantially similar to the High Income Fund and Total Return Income Fund, respectively. The performance results are calculated according to AIMR Standards, calculating internal rate of return using the Average Capital Base (Modified Dietz) Method. AIMR Standards differ from those of the SEC.  The High Income Composite information has been audited through 2006.  The Total Return Income information has not been audited.  The composite performance is calculated "net" of fees, i.e., it includes the impact of account fees and expenses.

High Income Composite Net Dollar Weighted Returns

	High Income Composite	Lehman Brothers High Yield Composite Bond Index
1995:	13.18%	19.17%
1996:	9.22%	11.36%
1997:	11.72%	12.77%
1998:	-5.18%	1.87%
1999:	3.76%	2.30%
2000:	-7.29%	-5.86%
2001:	21.42%	5.28%
2002:	9.10%	-1.37%
2003:	35.24%	28.96%
2004:	13.73%	11.14%
2005:	9.59%	2.74%
2006:	11.90%	11.87%
2007:	-9.20%	1.87%

Average Annual Total Return (for the period ended December 31, 2007) [1]

	ONE YEAR	FIVE YEAR	TEN YEAR

Return before taxes	-9.20%	11.36%	7.54%

Return after taxes on
distributions	-9.20%	11.36%	7.54%

Lehman Brothers High Yield Composite[2]	1.87%	10.91%	5.51%

 1The composite’s inception date is December 31, 1994.

2 The Lehman Brothers High Yield Corporate Bond Index is a diversified, unmanaged index of corporate and U.S. government bonds. Returns shown reflect no deduction for fees, expenses or taxes.

Total Return Income Composite Net Dollar Weighted Returns

	Total Return Income Composite	SPX Index
1999:	5.80%	20.89%
2000:	1.21%	-9.03%
2001:	20.39%	-11.85%
2002:	4.49%	-21.97%
2003:	44.68%	28.36%
2004:	14.28%	10.34%
2005:	9.46%	4.83%
2006:	13.45%	15.61%
2007:	-16.87%	5.48%

Average Annual Total Return (for the period ended December 31, 2007) [1]

	ONE YEAR	FIVE YEAR	SINCE INCEPTION

Return before taxes	-16.87%	11.28%	9.69%

Return after taxes on
distributions	-16.87%	11.28%	9.69%

SPX Index[2]	5.48%	12.61%	3.56%

 1The composite’s inception date is December 31, 1998.

2 The SPX Index is a diversified, unmanaged index of large capitalization U.S. stocks. Returns shown reflect no deduction for fees, expenses or taxes.

FINANCIAL HIGHLIGHTS

 Catalyst Value Fund

The following table is intended to help you better understand the Catalyst Value Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.   The information for the fiscal years ended June 30, 2007 and 2008 have been audited by Briggs, Bunting & Dougherty, LLP, an independent registered public accounting firm, whose report, along with the Catalyst Value Fund's financial statements, is included in the annual report, which is available upon request.

Catalyst Value Fund	Class A

	For the	For the
	Year Ended	Period Ended
	June 30, 2008	June 30, 2007 (1)

Net Asset Value, Beginning of Period	12.73	10.00

Investment Operations:
Net investment income (loss) (a)	(0.15)	0.86
Net realized and unrealized gain (loss) on
investments	(3.96)	1.87
Total from investment operations	(4.11)	2.73

Distributions from:
Net investment income	(0.52)	-
Total from distributions	(0.52)	-

Net Asset Value, End of Period	8.10	12.73

Total Return (b)	(33.03)%	27.30%	(d)

Ratios/Supplemental Data
Net assets, end of period (in $000's)	1,044	1,455

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	6.18%	11.53%	(c)
After fees waived and expenses absorbed	1.95%	1.93%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(5.67)%	(1.69)%	(c)
After fees waived and expenses absorbed	(1.44)%	7.91%	(c)

Portfolio turnover rate	80.46%	28.12%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(d) Aggregate total return, not annualized.
(1)	The Catalyst Value Fund commenced operations on July 31, 2006.

Catalyst Value Fund	Class C

	For the	For the
	Year Ended	Period Ended
	June 30, 2008	June 30, 2007 (1)

Net Asset Value, Beginning of Period	12.64	10.00

Investment Operations:
Net investment income (loss) (a)	(0.19)	0.93
Net realized and unrealized gain (loss) on
investments	(3.96)	1.71
Total from investment operations	(4.15)	2.64

Distributions from:
Net investment income	(0.44)	-
Total from distributions	(0.44)	-

Net Asset Value, End of Period	8.05	12.64

Total Return (b)	(33.52)%	26.40%	(d)

Ratios/Supplemental Data
Net assets, end of period (in $000's)	10	47

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	6.93%	15.99%	(c)
After fees waived and expenses absorbed	2.70%	2.68%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(6.05)%	(4.98)%	(c)
After fees waived and expenses absorbed	(1.82)%	8.34%	(c)

Portfolio turnover rate	80.46%	28.12%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(d) Aggregate total return, not annualized.
(1)	The Catalyst Value Fund commenced operations on July 31, 2006.

Catalyst OPTI-flex® Fund

The following tables are intended to help you understand the financial performance of the Catalyst OPTI-flex® Fund since its inception.  The total returns in the table represent the rate that an investor would have earned (or lost) (assuming reinvestment of all dividends and distributions).  Information for the fiscal years 2004 through 2006 has been audited by other auditors.  Information for the fiscal year ended December 31, 2007 has been audited by Briggs Bunting & Dougherty, LLP, an independent registered public accounting firm, whose report is included in the annual report, which is available upon request.

The OPTI Fund acquired all of the assets and liabilities of the ThomasLloyd OPTI-flex® Fund, a series of the ThomasLloyd Funds, in a tax-free reorganization on September 28, 2007. In connection with this acquisition, Class A shares of the acquired fund were exchanged for Class A shares of the OPTI Fund and Class C shares of the acquired fund were exchanged for Class C shares of the OPTI Fund. Some of the financial highlights below are those of the predecessor ThomasLloyd OPTI-flex® Fund.

Catalyst OPTI-flex® Fund	Class A

	For the Six Months		For the Year	For the Period
	Ended		Ended	Ended
	June 30, 2008		December 31, 2007	December 31, 2006 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	9.54		8.94	8.11

Investment Operations:
Net investment income (loss) (2)	(0.03)		0.31	0.19
Net realized and unrealized gain (loss) on
investments	(0.90)		0.62	0.64
Total from investment operations	(0.93)		0.93	0.83

Distributions from:
Net investment income	-		(0.33)	-
Total distributions	-		(0.33)	-

Net Asset Value, End of Period	8.61		$9.54	8.94

Total Return (3)	(9.75)%	(4)	10.42%	10.23%	(4)

Ratios/Supplemental Data
Net assets, end of period (in $000's)	2,364		$2,543	1,412
Ratio of expenses to average net assets:
Before reimbursement and fees paid indirectly (5)	2.23%	(6)	1.82%	1.65%	(6)
After reimbursement and fees paid indirectly (5)	1.54%	(6)	1.47%	1.47%	(6)
Ratio of net investment income (loss) to average
net assets:
Before reimbursement and fees paid indirectly(5)	(1.45)%	(6)	2.93%	1.52%	(6)
After reimbursement and fees paid indirectly (5)	(0.76)%	(6)	3.28%	2.50%	(6)
Portfolio turnover rate	7.20%		54.03%	21.64%

(1)	The Catalyst OPTI-flex® Fund Class A shares commenced operations on February 1, 2006.
(2)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  Net investment income per share is based on average shares outstanding.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.
(4) Aggregate total return, not annualized.
(5)	These ratios exclude the expenses of the registered investment companies in which the Fund invests.
(6) Annualized.

Catalyst OPTI-flex® Fund	Class C

	For the Six Months Ended June 30, 2008 (Unaudited)
			For the Years ended December 31
			2007		2006		2005		2004		2003

Net Asset Value, Beginning of Period	9.54		8.87		7.54		6.85		5.88		4.56

Investment Operations:
Net investment income (loss) (1)	(0.07)	(2)	0.17	(2)	0.01	(2)	(0.01)	(2)	(0.06)	(2)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.89)		0.68		1.32		0.70		1.03		1.36
Total from investment operations	(0.96)		0.85		1.33		0.69		0.97		1.32

Distributions from:
Net investment income	-		(0.18)		-		-		-		-
Total distributions	-		(0.18)		-		-		-		-

Net Asset Value, End of Period	8.58		9.54		8.87		7.54		$6.85		$5.88

Total Return (3)	(10.06)%	(4)	9.61%		17.64%		10.07%		16.50%		28.95%

Ratios/Supplemental Data
Net assets, end of period (in $000's)	4,904		5,227		4,988		4,833		4,462		3,363
Ratio of expenses to average net assets:
Before reimbursement and fees paid indirectly (5)	2.98%	(6)	2.55%		2.40%		2.38%		2.40%		2.40%
After reimbursement and fees paid indirectly (5)	2.29%	(6)	2.23%		2.24%		2.38%		2.27%		2.29%
Ratio of net investment income (loss) to average net assets:
After reimbursement and fees paid indirectly (5)	(1.51)%	(6)	1.85%		0.07%		(0.15)%		(1.03)%		(0.81)%
Portfolio turnover rate	7.20%		54.03%		21.64%		45.75%		33.46%		146.05%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Net investment income (loss) per share amounts were calculated using the average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(4) Aggregate total return, not annualized.
(5)	These ratios exclude the expenses of the registered investment companies in which the Fund invests.
(6) Annualized.

Catalyst High Income Fund

The following table is intended to help you better understand the Catalyst High Income Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal year ended June 30, 2008 has been audited by Briggs, Bunting & Dougherty, LLP, an independent registered public accounting firm, whose report, along with the Catalyst High Income Fund's financial statements, is included in the annual report, which is available upon request.

Catalyst High Income Fund	Class A		Class C

	For the		For the
	Period Ended		Period Ended
	June 30, 2008 (1)		June 30, 2008 (1)

Net Asset Value, Beginning of Period	8.00		8.00

Investment Operations:
Net investment income (a)	0.02		0.02
Net realized and unrealized loss on
investments	(0.26)		(0.25)
Total from investment operations	(0.24)		(0.23)

Distributions from:
Net investment income	(0.02)		(0.02)
Total from distributions	(0.02)		(0.02)

Net Asset Value, End of Period	7.74		7.75

Total Return (b)	(2.98)%		(2.93)%

Ratios/Supplemental Data
Net assets, end of period (in $000's)	9,049		2,044

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.43%	(c)	4.18%	(c)
After fees waived and expenses absorbed	1.45%	(c)	2.20%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.36%	(c)	0.93%	(c)
After fees waived and expenses absorbed	4.35%	(c)	2.92%	(c)

Portfolio turnover rate	0.07%		0.07%

(a)	Net investment income per share is based on average shares outstanding.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(1)	The Catalyst High Income Fund commenced operations on May 21, 2008.

Catalyst Total Return Income Fund

The following table is intended to help you better understand the Catalyst Total Return Income Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal year ended June 30, 2008 has been audited by Briggs, Bunting & Dougherty, LLP, an independent registered public accounting firm, whose report, along with the Catalyst Total Return Income Fund's financial statements, is included in the annual report, which is available upon request.

Catalyst Total Return Income Fund	Class A		Class C

	For the		For the
	Period Ended		Period Ended
	June 30, 2008 (1)		June 30, 2008 (1)

Net Asset Value, Beginning of Period	8.00		8.00

Investment Operations:
Net investment income (a)	0.05		0.05
Net realized and unrealized loss on
investments	(0.82)		(0.82)
Total from investment operations	(0.77)		(0.77)

Distributions from:
Net investment income	(0.05)		(0.05)
Total from distributions	(0.05)		(0.05)

Net Asset Value, End of Period	7.18		7.18

Total Return (b)	(9.57)%		(9.66)%

Ratios/Supplemental Data
Net assets, end of period (in $000's)	519		3,108

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.04%	(c)	5.79%	(c)
After fees waived and expenses absorbed	1.55%	(c)	2.30%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	4.17%	(c)	2.47%	(c)
After fees waived and expenses absorbed	7.66%	(c)	5.96%	(c)

Portfolio turnover rate	0.00%		0.00%

(a)	Net investment income per share is based on average shares outstanding.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(1)	The Catalyst Total Return Income Fund commenced operations on May 21, 2008.

Listed Private Equity Plus Fund

The following table is intended to help you better understand the Listed Private Equity Plus Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  The information for the fiscal year ended June 30, 2008 has been audited by Briggs, Bunting & Dougherty, LLP, an independent registered public accounting firm, whose report, along with the Listed Private Equity Plus Fund's financial statements, is included in the annual report, which is available upon request.

Listed Private Equity Plus Fund	Class A *		Class C **

	For the Period		For the Period
	July 2, 2007 to		July 5, 2007 to
	June 30, 2008		June 30, 2008
Net Asset Value, Beginning of Period	10.00		10.06

Investment Operations:
Net investment income (a)	0.10		0.07
Net realized and unrealized loss on
investments	(3.24)		(3.32)
Total from investment operations	(3.14)		(3.25)

Distributions from:
Net investment income	(0.01)		(0.01)
Total from distributions	(0.01)		(0.01)

Net Asset Value, End of Period	6.85		6.80

Total Return (b)	(31.39)%		(32.32)%

Ratios/Supplemental Data
Net assets, end of period (in $000's)	746		129

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.75%	[1]	14.52%	[1]
After fees waived and expenses absorbed	1.99%	[1]	2.74%	[1]

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(10.55)%	[1]	(10.83)%	[1]
After fees waived and expenses absorbed	1.21%	[1]	0.95%	[1]

Portfolio turnover rate	36.43%		36.43%

(a)	Net investment income per share is based on average shares outstanding.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
[1] Annualized.
*	The Listed Private Equity Plus Fund Class A shares commenced operations on July 2, 2007.
**	The Listed Private Equity Plus Fund Class C shares commenced operations on July 5, 2007.

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources.  In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect.  The Funds collect the following nonpublic personal information about you:

•

Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose.  The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected each Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end.

Call the Funds at 1-866-447-4228 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Funds and to make shareholder inquiries. You may also obtain this information from the Funds' internet site at www.catalystmutualfunds.com.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You also may obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-21872